Finance Expense (Tables)	12 Months Ended
Jan. 31, 2021
Finance Expense
Disclosure of Detailed Information About Finance Expense
	For the Year Ended 31 January 2021 NZ$000’s	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
- Interest expense on external borrowings	1,256	1,608	2,338
- Interest expense on convertible loan notes	5,681	1,425	-
- Interest expense on leases (see note 19)	1,405	1,674	-
- Interest (income)/expense on shareholder loans*	-	(165)	1,062
- Amortisation of loan set up costs	(128)	671	641
	8,214	5,213	4,041

* In the prior year, the shareholder loan payable was derecognised resulting in a reversal of interest expense.